REVENUE AND COST OF SALES	9 Months Ended
Sep. 30, 2025
REVENUE AND COST OF SALES
REVENUE AND COST OF SALES

13. REVENUE AND COST OF SALES

The Company’s revenues for the nine months ended September 30, 2025 and 2024, are all attributable to Mexico, from shipments of concentrate from the Avino Mine.

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Concentrate sales	$21,425	$13,974	$59,127	$40,994
Provisional pricing adjustments	(383)	642	2,556	802
	$21,042	$14,616	$61,683	$41,796

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following for the nine months ended September 30, 2025 and 2024:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Production costs	$9,992	$7,952	$27,963	$26,095
Write down of equipment and materials and supplies inventory	249	182	413	566
Depreciation and depletion	896	773	2,616	2,390
	$11,137	$8,907	$30,992	$29,051